Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of May 2010

Collection Period Start	25-May-10	Distribution Date	15-Jun-10
Collection Period End	31-May-10	30/360 Days	20
Beg. of Interest Period	25-May-10	Actual/360 Days	21
End of Interest Period	15-Jun-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	947,568,199.56	928,611,619.31	0.9799945
Total Securities		947,568,199.56	947,568,199.56	928,611,619.31	0.9799945
Class A-1 Notes	0.560800%	201,000,000.00	201,000,000.00	182,043,419.75	0.9056887
Class A-2 Notes	1.100000%	243,000,000.00	243,000,000.00	243,000,000.00	1.0000000
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,956,580.25	65,753.80	94.3113445	0.3271333
Class A-2 Notes	0.00	148,500.00	0.0000000	0.6111111
Class A-3 Notes	0.00	197,688.89	0.0000000	0.7722222
Class A-4 Notes	0.00	44,722.22	0.0000000	0.8944444
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,956,580.25	456,664.91

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,844,019.74
Monthly Interest				5,289,912.13
Total Monthly Payments				16,133,931.87

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,224,283.37
Aggregate Sales Proceeds Advance				1,002,732.98
Total Advances				2,227,016.35

Vehicle Disposition Proceeds:
Reallocation Payments				459,496.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,066,553.39
Excess Wear and Tear and Excess Mileage				13,818.66
Remaining Payoffs				0.00
Net Insurance Proceeds				261,479.51
Residual Value Surplus				39,210.39
Total Collections				24,201,506.17

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	459,496.00			25
Involuntary Repossession	-			-
Voluntary Repossession	-			-
Insurance Payoff		259,014.59		13
Customer Payoff			61,610.48	3
Grounding Dealer Payoff			3,749,924.25	194
Dealer Purchase			1,204,864.40	62
Total	459,496.00	259,014.59	5,016,399.13	297

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of May 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	46,032	1,041,548,028.41	6.00000%	947,568,199.56
Total Depreciation Received		(13,564,737.78)		(12,550,000.80)
Principal Amount of Gross Losses	(14)	(295,742.68)		(271,581.80)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(53)	(878,334.33)		(778,408.91)
Scheduled Terminations	(303)	(5,897,397.24)		(5,356,588.74)
Pool Balance - End of Period	45,662	1,020,911,816.38	6.00000%	928,611,619.31

Remaining Pool Balance
Lease Payment				334,993,048.94
Residual Value				593,618,570.37
Total				928,611,619.31

III. DISTRIBUTIONS

Total Collections					24,201,506.17
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					24,201,506.17

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					789,640.17
Servicing Fee Paid					789,640.17
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					789,640.17

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					65,753.80

Class A-1 Notes Monthly Interest Paid					65,753.80
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					148,500.00

Class A-2 Notes Monthly Interest Paid					148,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					197,688.89

Class A-3 Notes Monthly Interest Paid					197,688.89
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of May 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	44,722.22

Class A-4 Notes Monthly Interest Paid	44,722.22
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	456,664.91
Total Note and Certificate Monthly Interest Paid	456,664.91
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,955,201.09

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,956,580.25

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	18,956,580.25
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,998,620.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of May 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		4,737,841.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		300.66
Reserve Fund Available for Distribution		4,738,141.66
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,998,620.84
Gross Reserve Account Balance		8,736,762.50
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		8,736,762.50

V. POOL STATISTICS

Weighted Average Remaining Maturity		20.68
Monthly Prepayment Speed		64%
Lifetime Prepayment Speed		64%

	$	units
Recoveries of Defaulted and Casualty Receivables	261,479.51
Securitization Value of Defaulted Receivables and Casualty Receivables	271,581.80	14
Aggregate Defaulted and Casualty Gain (Loss)	(10,102.29)
Pool Balance at Beginning of Collection Period	947,568,199.56
Net Loss Ratio	-0.0011%

Cumulative Net Losses for all Periods	0.0011%	10,102.29

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,772,303.11	137
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,772,303.11	137
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	459,496.00	25
Securitization Value	441,454.02
Aggregate Residual Gain (Loss)	18,041.98

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	459,496.00	25
Cumulative Securitization Value	441,454.02
Cumulative Residual Gain (Loss)	18,041.98

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		1,002,732.98
Ending Balance of Residual Advance		1,002,732.98

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		1,224,283.37
Ending Balance of Payment Advance		1,224,283.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of May 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No